JPMORGAN TRUST II

270 Park Avenue

New York, New York 10017

December 23, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
The International Research Enhanced Equity Fund (the “Fund”)
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and the Investment Company Act of 1940 (“1940 Act”), is Post-Effective Amendment No. 193 under the 1933 Act (Amendment No. 194 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This filing is being made for the purpose of reflecting a change in the JPMorgan International Equity Index Fund’s name from the “JPMorgan International Equity Index Fund” to the “JPMorgan International Research Enhanced Equity Fund” and changes to the Fund’s investment objective which were all approved by the Fund’s shareholders at a meeting on June 10, 2014 and changes to its investment policies and certain other changes.

Other than the JPMorgan Asia Pacific Fund and the JPMorgan Global Equity Income Fund for which we are making a Rule 485(a)filing under JPMorgan Trust I, we do not believe the changes made in this Amendment related to the other funds included in the prospectuses or the SAI are material and so we have not included their fund or class codes in the submission on EDGAR. If you have any questions or comments, please call the undersigned at (212) 648-0472.

Very truly yours,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary